UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.0%

	ABSOLUTE RETURN FUNDS – 7.0%

	Affiliated Absolute Return Funds – 7.0%

664,452	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$7,335,549
	Total Absolute Return Funds (cost $7,211,767)	7,335,549

	COMMODITY FUNDS – 3.1%

	Affiliated Commodity Funds – 3.1%

89,122	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,662,132

88,142	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	1,630,635
	Total Commodity Funds (cost $3,250,000)	3,292,767

	EQUITY FUNDS – 79.7%

	Affiliated Equity Funds – 79.7%

600,000	Nuveen Dividend Value Fund (Class R6)	10,355,997

136,814	Nuveen International Growth Fund (Class I)	5,441,077

1,757,744	Nuveen International Select Fund (Class I)	18,385,999

108,849	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,421,441

189,729	Nuveen Large Cap Select Fund (Class I)	3,640,899

45,822	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	2,330,030

71,313	Nuveen Mid Cap Value Fund (Class I)	2,423,924

188,676	Nuveen NWQ Large-Cap Value Fund (Class I)	4,381,054

51,464	Nuveen Real Asset Income Fund (Class I)	1,238,741

190,563	Nuveen Real Estate Securities Fund (Class R6)	4,381,054

174,453	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	6,029,092

21,533	Nuveen Small Cap Growth Opportunities Fund (Class I)	560,503

39,149	Nuveen Small Cap Select Fund (Class I)	617,374

40,431	Nuveen Small Cap Value Fund (Class I)	766,580

57,779	Nuveen Symphony International Equity Fund (Class I)	1,106,469

53,026	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,737,133

264,467	Nuveen Symphony Low Volatility Equity Fund (Class I)	7,740,940

175,130	Nuveen Tradewinds International Value Fund (Class I)	4,544,616

90,743	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,029,882
	Total Equity Funds (cost $73,506,048)	84,132,805

	FIXED INCOME FUNDS – 8.2%

	Affiliated Fixed Income Funds – 8.2%

54,427	Nuveen Core Bond Fund (Class I)	561,690

91	Nuveen Core Plus Bond Fund (Class I)	1,064

27,596	Nuveen Global Total Return Bond Fund (Class I)	578,143

57,272	Nuveen High Income Bond Fund (Class I)	530,909

Nuveen Investments	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

256,654	Nuveen High Yield Municipal Bond Fund (Class I)					$4,316,918

5,584	Nuveen Inflation Protected Securities Fund (Class I)					63,215

27,397	Nuveen Preferred Securities Fund (Class I)					480,823

173,385	Nuveen Short Term Bond Fund (Class I)					1,744,258

18,637	Nuveen Strategic Income Fund (Class I)					215,263

5,977	Nuveen Symphony Credit Opportunities Fund (Class I)					137,302
	Total Fixed-Income Funds (cost $8,266,061)					8,629,585
	Total Long-Term Investments (cost $92,233,876)					103,390,706

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 1.0%

1,046,773	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$1,046,773

	U.S. Government and Agency Obligations – 1.3%

$1,400	U.S. Treasury Bills, (6)	0.000%		7/24/14	AAA	1,399,939
	Total Short-Term Investments (cost $2,446,654)					2,446,712
	Total Investments (cost $94,680,530) – 100.3%					105,837,418
	Other Assets Less Liabilities – (0.3)%					(268,238)
	Net Assets – 100%					$105,569,180

Investments in Derivatives as of May 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(8)	6/14	$(983,400)	$(13,933)
MSCI EAFE Mini Index	Long	36	6/14	3,525,660	211,480
Russell 2000 E-Mini	Short	(28)	6/14	(3,172,960)	107,141
S&P 500 Index	Long	20	6/14	9,607,500	408,419
S&P MidCap 400 E-Mini	Long	14	6/14	1,927,520	28,880
U.S. 2-Year Treasury Note	Short	(36)	9/14	(7,911,563)	(2,339)
U.S. Dollar Index	Long	13	6/14	1,045,252	6,649
U.S. Treasury Long Bond	Long	5	9/14	687,344	4,519
				$4,725,353	$750,816
*	The aggregate Notional Amount at Value of long and short positions is $16,793,276 and $(12,067,923), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

2	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$7,335,549	$—	$—	$7,335,549
Commodity Funds	3,292,767	—	—	3,292,767
Equity Funds	84,132,805	—	—	84,132,805
Fixed Income Funds	8,629,585	—	—	8,629,585
Short-Term Investments:
Money Market Funds	1,046,773	—	—	1,046,773
U.S. Government and Agency Obligations	—	1,399,939	—	1,399,939
Investments in Derivatives:
Futures Contracts*	750,816	—	—	750,816
Total	$105,188,295	$1,399,939	$—	$106,588,234
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments (excluding investments in derivatives) was $94,573,188.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$11,301,409
Depreciation	(37,179)
Net unrealized appreciation (depreciation) of investments	$11,264,230

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	3

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.9%

	ABSOLUTE RETURN FUNDS – 9.0%

	Affiliated Absolute Return Funds – 9.0%

3,129,857	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$34,553,616
	Total Absolute Return Funds (cost $34,258,554)	34,553,616

	COMMODITY FUNDS – 2.2%

	Affiliated Commodity Funds – 2.1%

220,056	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	4,104,047

217,685	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	4,027,174
	Total Affiliated Commodity Funds	8,131,221

	Non-Affiliated Commodity Funds – 0.1%

16,051	iShares S&P GSCI Commodity-Indexed Trust, (3)	531,770
	Total Commodity Funds (cost $8,505,039)	8,662,991

	EQUITY FUNDS – 53.3%

	Affiliated Equity Funds – 53.3%

1,263,529	Nuveen Dividend Value Fund (Class R6)	21,808,518

380,205	Nuveen Global Infrastructure Fund (Class I)	4,376,157

259,680	Nuveen International Growth Fund (Class I)	10,327,466

4,193,161	Nuveen International Select Fund (Class I)	43,860,461

241,373	Nuveen Large Cap Growth Opportunities Fund (Class R6)	9,804,573

359,405	Nuveen Large Cap Select Fund (Class I)	6,896,974

154,839	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	7,873,559

236,308	Nuveen Mid Cap Value Fund (Class I)	8,032,105

439,353	Nuveen NWQ Large-Cap Value Fund (Class I)	10,201,785

176,615	Nuveen Real Asset Income Fund (Class I)	4,251,113

525,108	Nuveen Real Estate Securities Fund (Class R6)	12,072,227

428,894	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	14,822,571

107,067	Nuveen Small Cap Growth Opportunities Fund (Class I)	2,786,959

179,491	Nuveen Small Cap Select Fund (Class I)	2,830,568

150,690	Nuveen Small Cap Value Fund (Class I)	2,857,088

135,679	Nuveen Symphony International Equity Fund (Class I)	2,598,246

140,506	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,602,968

550,235	Nuveen Symphony Low Volatility Equity Fund (Class I)	16,105,374

365,643	Nuveen Tradewinds International Value Fund (Class I)	9,488,445

222,243	Nuveen Winslow Large-Cap Growth Fund (Class R6)	9,869,811
	Total Equity Funds (cost $155,292,408)	205,466,968

4	Nuveen Investments

Shares	Description (1), (2)					Value

	FIXED INCOME FUNDS – 33.4%

	Affiliated Fixed Income Funds – 33.4%

330,898	Nuveen All-American Municipal Bond Fund (Class I)					$3,782,170

2,827,064	Nuveen Core Bond Fund (Class I)					29,175,298

2,377,314	Nuveen Core Plus Bond Fund (Class I)					27,862,118

97,655	Nuveen Global Total Return Bond Fund (Class I)					2,045,878

723,970	Nuveen High Income Bond Fund (Class I)					6,711,202

1,300,396	Nuveen High Yield Municipal Bond Fund (Class I)					21,872,660

46,343	Nuveen Inflation Protected Securities Fund (Class I)					524,608

205,654	Nuveen Preferred Securities Fund (Class I)					3,609,228

1,843,204	Nuveen Short Term Bond Fund (Class I)					18,542,632

923,550	Nuveen Strategic Income Fund (Class I)					10,667,005

170,510	Nuveen Symphony Credit Opportunities Fund (Class I)					3,916,618
	Total Fixed Income Funds (cost $116,618,167)					128,709,417
	Total Long-Term Investments (cost $314,674,168)					377,392,992

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 1.3%

5,016,550	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$5,016,550

	U.S. Government and Agency Obligations – 0.9%

$3,500	U.S. Treasury Bills, (6)	0.000%		7/24/14	AAA	3,499,850
	Total Short-Term Investments (cost $8,516,267)					8,516,400
	Total Investments (cost $323,190,435) – 100.1%					385,909,392
	Other Assets Less Liabilities – (0.1)%					(321,435)
	Net Assets – 100%					$385,587,957

Investments in Derivatives as of May 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(30)	6/14	$(3,687,750)	$(52,250)
MSCI EAFE Mini Index	Long	83	6/14	8,128,605	487,578
Russell 2000 E-Mini	Short	(93)	6/14	(10,538,760)	355,863
S&P 500 Index	Long	79	6/14	37,949,625	1,613,257
S&P MidCap 400 E-Mini	Long	38	6/14	5,231,840	78,387
U.S. 2-Year Treasury Note	Short	(60)	9/14	(13,185,938)	(3,898)
U.S. Dollar Index	Long	46	6/14	3,698,585	23,529
U.S. Treasury Long Bond	Long	20	9/14	2,749,375	18,076
				$30,345,582	$2,520,542
*	The aggregate Notional Amount at Value of long and short positions is $57,758,030 and $(27,412,448), respectively.

Nuveen Investments	5

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$34,553,616	$—	$—	$34,553,616
Commodity Funds	8,662,991	—	—	8,662,991
Equity Funds	205,466,968	—	—	205,466,968
Fixed Income Funds	128,709,417	—	—	128,709,417
Short-Term Investments:
Money Market Funds	5,016,550	—	—	5,016,550
U.S. Government and Agency Obligations	—	3,499,850	—	3,499,850
Investments in Derivatives:
Futures Contracts*	2,520,542	—	—	2,520,542
Total	$384,930,084	$3,499,850	$—	$388,429,934
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments (excluding investments in derivatives) was $329,733,028.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$62,974,417
Depreciation	(6,798,053)
Net unrealized appreciation (depreciation) of investments	$56,176,364

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	Nuveen Investments

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.2%

	ABSOLUTE RETURN FUNDS – 9.9%

	Affiliated Absolute Return Funds – 9.9%

1,182,020	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$13,049,499
	Total Absolute Return Funds (cost $13,100,050)	13,049,499

	COMMODITY FUNDS – 1.0%

	Affiliated Commodity Funds – 1.0%

36,218	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	675,461

36,058	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	667,078
	Total Commodity Funds (cost $1,325,000)	1,342,539

	EQUITY FUNDS – 31.8%

	Affiliated Equity Funds – 31.8%

343,659	Nuveen Dividend Value Fund (Class R6)	5,931,557

350,516	Nuveen Global Infrastructure Fund (Class I)	4,034,436

45,665	Nuveen International Growth Fund (Class I)	1,816,093

644,401	Nuveen International Select Fund (Class I)	6,740,435

41,381	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,680,891

50,822	Nuveen Large Cap Select Fund (Class I)	975,265

69,853	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	3,552,038

12,315	Nuveen Mid Cap Value Fund (Class I)	418,596

59,671	Nuveen NWQ Large-Cap Value Fund (Class I)	1,385,558

58,782	Nuveen Real Asset Income Fund (Class I)	1,414,880

58,721	Nuveen Real Estate Securities Fund (Class R6)	1,349,992

87,490	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3,023,664

153,125	Nuveen Small Cap Select Fund (Class I)	2,414,780

35,722	Nuveen Symphony International Equity Fund (Class I)	684,082

21,309	Nuveen Symphony Large-Cap Growth Fund (Class I)	698,085

98,496	Nuveen Symphony Low Volatility Equity Fund (Class I)	2,882,980

62,337	Nuveen Tradewinds International Value Fund (Class I)	1,617,654

35,089	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,558,323
	Total Equity Funds (cost $34,734,864)	42,179,309

	FIXED INCOME FUNDS – 54.5%

	Affiliated Fixed Income Funds – 54.5%

222,703	Nuveen All-American Municipal Bond Fund (Class I)	2,545,496

1,767,710	Nuveen Core Bond Fund (Class I)	18,242,769

1,589,399	Nuveen Core Plus Bond Fund (Class I)	18,627,755

35,078	Nuveen Global Total Return Bond Fund (Class I)	734,895

172,625	Nuveen High Income Bond Fund (Class I)	1,600,238

Nuveen Investments	7

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

336,395	Nuveen High Yield Municipal Bond Fund (Class I)					$5,658,159

291,046	Nuveen Inflation Protected Securities Fund (Class I)					3,294,636

33,992	Nuveen Preferred Securities Fund (Class I)					596,558

1,158,029	Nuveen Short Term Bond Fund (Class I)					11,649,774

734,831	Nuveen Strategic Income Fund (Class I)					8,487,299

35,747	Nuveen Symphony Credit Opportunities Fund (Class I)					821,098
	Total Fixed Income Funds (cost $70,094,721)					72,258,677
	Total Long-Term Investments (cost $119,254,635)					128,830,024

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 0.7%

902,359	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$902,359

	U.S. Government and Agency Obligations – 0.5%

$625	U.S. Treasury Bills, (6)	0.000%		7/24/14	AAA	624,973
	Total Short-Term Investments (cost $1,527,309)					1,527,332
	Total Investments (cost $120,781,944) – 98.4%					130,357,356
	Other Assets Less Liabilities – 1.6%					2,170,253
	Net Assets – 100%					$132,527,609

Investments in Derivatives as of May 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(11)	6/14	$(1,352,175)	$(19,158)
MSCI EAFE Mini Index	Long	24	6/14	2,350,440	140,987
Russell 2000 E-Mini	Short	(32)	6/14	(3,626,240)	122,447
S&P 500 Index	Long	8	6/14	3,843,000	163,368
U.S. 2-Year Treasury Note	Short	(15)	9/14	(3,296,484)	(975)
U.S. Dollar Index	Long	17	6/14	1,366,868	8,695
U.S. Treasury Long Bond	Long	8	9/14	1,099,750	7,230
				$385,159	$422,594
*	The aggregate Notional Amount at Value of long and short positions is $8,660,058 and $(8,274,899), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

8	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$13,049,499	$—	$—	$13,049,499
Commodity Funds	1,342,539	—	—	1,342,539
Equity Funds	42,179,309	—	—	42,179,309
Fixed Income Funds	72,258,677	—	—	72,258,677
Short-Term Investments:
Money Market Funds	902,359	—	—	902,359
U.S. Government and Agency Obligations	—	624,973	—	624,973
Investments in Derivatives:
Futures Contracts*	422,594	—	—	422,594
Total	$130,154,977	$624,973	$—	$130,779,950
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments (excluding investments in derivatives) was $120,852,332.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$9,639,527
Depreciation	(134,503)
Net unrealized appreciation (depreciation) of investments	$9,505,024

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	9

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	ABSOLUTE RETURN FUNDS – 8.0%

	Affiliated Absolute Return Funds – 8.0%

1,288,909	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$14,229,553
	Total Absolute Return Funds (cost $14,059,346)	14,229,553

	COMMODITY FUNDS – 2.9%

	Affiliated Commodity Funds – 2.1%

102,918	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,919,426

101,497	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	1,877,701
	Total Affiliated Commodity Funds	3,797,127

	Non-Affiliated Commodity Funds – 0.8%

21,010	iShares S&P GSCI Commodity-Indexed Trust, (3)	696,061

26,329	PowerShares DB Commodity Index Tracking Fund, (3)	685,344
	Total Non-Affiliated Commodity Funds	1,381,405
	Total Commodity Funds (cost $5,080,170)	5,178,532

	EQUITY FUNDS – 69.9%

	Affiliated Equity Funds – 69.9%

858,549	Nuveen Dividend Value Fund (Class R6)	14,818,572

169,441	Nuveen Global Infrastructure Fund (Class I)	1,950,266

169,749	Nuveen International Growth Fund (Class I)	6,750,945

2,295,209	Nuveen International Select Fund (Class I)	24,007,885

152,985	Nuveen Large Cap Growth Opportunities Fund (Class R6)	6,214,280

252,399	Nuveen Large Cap Select Fund (Class I)	4,843,541

88,716	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	4,511,226

137,239	Nuveen Mid Cap Value Fund (Class I)	4,664,759

269,414	Nuveen NWQ Large-Cap Value Fund (Class I)	6,255,811

85,387	Nuveen Real Asset Income Fund (Class I)	2,055,288

327,879	Nuveen Real Estate Securities Fund (Class R6)	7,537,945

252,947	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	8,741,858

52,288	Nuveen Small Cap Growth Opportunities Fund (Class I)	1,361,059

84,918	Nuveen Small Cap Select Fund (Class I)	1,339,172

74,228	Nuveen Small Cap Value Fund (Class I)	1,407,363

126,605	Nuveen Symphony International Equity Fund (Class I)	2,424,486

78,381	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,567,775

379,166	Nuveen Symphony Low Volatility Equity Fund (Class I)	11,098,191

238,944	Nuveen Tradewinds International Value Fund (Class I)	6,200,619

132,744	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,895,171
	Total Equity Funds (cost $106,424,211)	124,646,212

10	Nuveen Investments

Shares	Description (1), (2)					Value

	FIXED INCOME FUNDS – 17.0%

	Affiliated Fixed Income Funds – 17.0%

64,115	Nuveen All-American Municipal Bond Fund (Class I)					$732,839

312,026	Nuveen Core Bond Fund (Class I)					3,220,116

268,929	Nuveen Core Plus Bond Fund (Class I)					3,151,848

43,935	Nuveen Global Total Return Bond Fund (Class I)					920,458

346,064	Nuveen High Income Bond Fund (Class I)					3,208,014

541,899	Nuveen High Yield Municipal Bond Fund (Class I)					9,114,737

5,729	Nuveen Inflation Protected Securities Fund (Class I)					64,854

137,175	Nuveen Preferred Securities Fund (Class I)					2,407,428

446,038	Nuveen Short Term Bond Fund (Class I)					4,487,145

103,953	Nuveen Strategic Income Fund (Class I)					1,200,667

78,154	Nuveen Symphony Credit Opportunities Fund (Class I)					1,795,200
	Total Fixed Income Funds (cost $28,865,720)					30,303,306
	Total Long-Term Investments (cost $154,429,447)					174,357,603

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 1.4%

2,560,136	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$2,560,136

	U.S. Government and Agency Obligations – 1.0%

$1,800	U.S. Treasury Bills, (6)	0.000%		7/24/14	AAA	1,799,923
	Total Short-Term Investments (cost $4,359,984)					4,360,059
	Total Investments (cost $158,789,431) – 100.2%					178,717,662
	Other Assets Less Liabilities – (0.2)%					(283,889)
	Net Assets – 100%					$178,433,773

Investments in Derivatives as of May 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(14)	6/14	$(1,720,950)	$(24,383)
MSCI EAFE Mini Index	Long	47	6/14	4,602,945	276,098
Russell 2000 E-Mini	Short	(57)	6/14	(6,459,240)	218,109
S&P 500 Index	Long	38	6/14	18,254,250	775,997
S&P MidCap 400 E-Mini	Long	17	6/14	2,340,560	35,068
U.S. 2-Year Treasury Note	Short	(32)	9/14	(7,032,500)	(2,079)
U.S. Dollar Index	Long	22	6/14	1,768,888	11,253
U.S. Treasury Long Bond	Long	10	9/14	1,374,688	9,038
				$13,128,641	$1,299,101
*	The aggregate Notional Amount at Value of long and short positions is $28,341,331 and $(15,212,690), respectively.

Nuveen Investments	11

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$14,229,553	$—	$—	$14,229,553
Commodity Funds	5,178,532	—	—	5,178,532
Equity Funds	124,646,212	—	—	124,646,212
Fixed Income Funds	30,303,306	—	—	30,303,306
Short-Term Investments:
Money Market Funds	2,560,136	—	—	2,560,136
U.S. Government and Agency Obligations	—	1,799,923	—	1,799,923
Investments in Derivatives:
Futures Contracts*	1,299,101	—	—	1,299,101
Total	$178,216,840	$1,799,923	$—	$180,016,763
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments (excluding investments in derivatives) was $159,553,001.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$20,038,648
Depreciation	(873,987)
Net unrealized appreciation (depreciation) of investments	$19,164,661

12	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

DB	Deutsche Bank

EAFE	Europe, Australasia and Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2014